Short-Term Investments - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Schedule Of Available For Sale Securities [Line Items]
Amortized cost	$ 154,281,000		$ 154,281,000		$ 71,894,000	$ 69,915,000
Percentage of debt securities, available-for-sale maturing within one year	81.00%		81.00%		100.00%
Percentage of debt securities, available-for-sale maturing after one year through two years	19.00%		19.00%
Short-term investments realized gains or losses	$ 0	$ 0	$ 0	$ 0
Accrued Interest Receivable
Schedule Of Available For Sale Securities [Line Items]
Amortized cost	500,000		500,000		$ 200,000	200,000
Fair value	$ 500,000		$ 500,000		$ 200,000	$ 200,000